NEWBUILDINGS (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) installment vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2015 newbuilding_contract vessel
Business Acquisition [Line Items]
Number of purchase installments | installment	2
Newbuilding costs accrued | $	$ 5,200
Proceeds from sale of newbuilding contracts | $	48,122	$ 16,747
Frontline Ltd
Business Acquisition [Line Items]
Number of newbuilding delivered and sold | newbuilding_contract			2
Proceeds from sale of newbuilding contracts | $	$ 1,900
Capesize Newbuildings
Business Acquisition [Line Items]
Number of newbuilding contracts | vessel	9		13
Newcastlemax Newbuildings
Business Acquisition [Line Items]
Number of newbuilding contracts | vessel			2
Supramax Newbuildings
Business Acquisition [Line Items]
Number of newbuilding contracts | vessel	3		3